Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Materials and supplies				$ 4,164	$ 2,900
Prepaid assets				2,833	1,503
Other				4,160	1,376
Other Assets, Current	$ 16,677	$ 18,952	$ 18,689	$ 11,157	$ 5,779